Property and equipment (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation expenses	₩ 2,352,013	₩ 2,378,905	₩ 2,698,656
Cost of Revenues [Member]
IfrsStatementLineItems [Line Items]
Depreciation expenses	1,367,703	1,970,417	2,318,730
Selling General and Administratives Expenses [Member]
IfrsStatementLineItems [Line Items]
Depreciation expenses	₩ 984,310	₩ 408,488	₩ 379,926